Income taxes - Deferred Income Taxes on Consolidated Statements of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Deferred tax assets	$ 13,036	$ 3,785
Deferred tax liabilities	(71,100)	(50,105)
Net deferred tax assets (liabilities)	$ (58,064)	$ (46,320)	$ (12,976)